                                  CORPEXEC VUL
          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                       SUPPLEMENT DATED DECEMBER 17, 2008
                   TO PROSPECTUS DATED MAY 1, 2008, AS AMENDED

     This supplement amends the May 1, 2008 Prospectus for the CorpExec VUL:
Corporate Executive Series Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2008. Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies, as amended.

     THE PURPOSE OF THIS SUPPLEMENT IS TO ANNOUNCE THAT PIMCO GLOBAL BOND (UNHEDGED) AND PIMCO HIGH YIELD WILL BE AVAILABLE AS NEW INVESTMENT DIVISIONS AS OF JANUARY 1, 2009.

     I. PIMCO Global Bond (Unhedged)

     We are adding the PIMCO Global Bond (Unhedged) and PIMCO High Yield Portfolios as Investment Divisions under the Policies as of January 1, 2009. In connection with this addition, on page 15, in the section entitled FUND ANNUAL EXPENSES, add the following to the table:

                                                                                 TOTAL FUND
                                  ADVISORY   ADMINISTRATION   12B-1     OTHER      ANNUAL
FUND                                FEES          FEES         FEES   EXPENSES    EXPENSES
----                              --------   --------------   -----   --------   ----------
PIMCO High Yield Portfolio......    0.25%         0.00%        0.15%    0.35%(a)    0.75%
PIMCO Global Bond (Unhedged)....    0.25%         0.00%        0.15%    0.50%(b)    0.90%


The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
(a) "Other Expenses" reflect an administrative fee of 0.35%.
(b) "Other Expenses" reflect an administrative fee of 0.50%.

     Effective January 1, 2009, on page 32, add the following to the table showing the funds and Eligible Portfolios, Investment Advisers and Investment Objectives available under the policies.

FUND                                                                          FUND
INVESTMENT                            INVESTMENT ADVISER                   OBJECTIVES
----------                            ------------------                   ----------
PIMCO Variable Insurance Trust  PIMCO Investment Management
                                Company LLC
     -   PIMCO Global Bond                                       -   Seeks maximum total
         Portfolio (Unhedged)                                        return, consistent with
                                                                     preservation of capital
     -   PIMCO High Yield                                            and prudent investment
         Portfolio                                                   management.

                                                                 -   Seeks maximum total
                                                                     return, consistent with
                                                                     preservation of capital
                                                                     and prudent investment
                                                                     management.




                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                             New York New York 10010